THE ALGER PORTFOLIOS

Alger Capital Appreciation Portfolio
Alger Large Cap Growth Portfolio
Alger Growth & Income Portfolio
Alger Mid Cap Growth Portfolio
Alger Weatherbie Specialized Growth Portfolio
Alger Small Cap Growth Portfolio
Alger Balanced Portfolio

QUARTERLY REPORT
MARCH 31, 2022

Alger is a signatory to the PRI and carbon neutral.

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—99.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.9%
HEICO Corp.	6,355	$975,747
Lockheed Martin Corp.	6,104	2,694,305
Raytheon Technologies Corp.	12,900	1,278,003
Textron, Inc.	25,546	1,900,111
TransDigm Group, Inc.*	12,916	8,415,291
		15,263,457
AGRICULTURAL & FARM MACHINERY—0.5%
Deere & Co.	6,373	2,647,727
AIR FREIGHT & LOGISTICS—0.2%
GXO Logistics, Inc.*	12,627	900,810
APPAREL ACCESSORIES & LUXURY GOODS—2.0%
Capri Holdings Ltd.*	67,865	3,487,582
Lululemon Athletica, Inc.*	8,330	3,042,366
LVMH Moet Hennessy Louis Vuitton SE	5,610	4,005,681
		10,535,629
APPLICATION SOFTWARE—8.3%
Adobe, Inc.*	13,251	6,037,421
Atlassian Corp. PLC, Cl. A*	9,571	2,812,247
Avalara, Inc.*	14,261	1,419,112
Bill.com Holdings, Inc.*	9,885	2,241,819
Cadence Design Systems, Inc.*	23,593	3,880,105
Datadog, Inc., Cl. A*	21,324	3,229,946
Intuit, Inc.	32,156	15,461,891
salesforce.com, Inc.*	24,058	5,107,994
Unity Software, Inc.*	43,384	4,304,127
		44,494,662
AUTOMOBILE MANUFACTURERS—3.2%
General Motors Co.*	57,388	2,510,151
Tesla, Inc.*	13,699	14,762,043
		17,272,194
BIOTECHNOLOGY—2.8%
AbbVie, Inc.	53,133	8,613,391
Horizon Therapeutics PLC*	13,388	1,408,551
Natera, Inc.*	40,087	1,630,739
Vertex Pharmaceuticals, Inc.*	13,716	3,579,465
		15,232,146
CASINOS & GAMING—2.0%
MGM Resorts International	249,229	10,452,664
CONSUMER FINANCE—0.9%
Upstart Holdings, Inc.*	44,991	4,908,068
COPPER—0.5%
Freeport-McMoRan, Inc.	57,831	2,876,514
DATA PROCESSING & OUTSOURCED SERVICES—4.6%
Block, Inc., Cl. A*	26,903	3,648,047
Marqeta, Inc., Cl. A*	260,152	2,872,078
PayPal Holdings, Inc.*	31,853	3,683,799
Visa, Inc., Cl. A	64,227	14,243,622
		24,447,546

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.1%	SHARES	VALUE
DIVERSIFIED SUPPORT SERVICES—0.2%
Cintas Corp.	2,848	$1,211,511
ELECTRICAL COMPONENTS & EQUIPMENT—2.8%
AMETEK, Inc.	34,257	4,562,347
Eaton Corp. PLC	54,796	8,315,841
Generac Holdings, Inc.*	7,661	2,277,309
		15,155,497
FINANCIAL EXCHANGES & DATA—1.5%
S&P Global, Inc.	19,723	8,089,980
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	33,821	4,550,954
HEALTHCARE EQUIPMENT—2.6%
Dexcom, Inc.*	2,437	1,246,769
Edwards Lifesciences Corp.*	31,931	3,758,918
Intuitive Surgical, Inc.*	29,524	8,906,800
		13,912,487
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	14,613	1,256,133
HOTELS RESORTS & CRUISE LINES—1.2%
Airbnb, Inc., Cl. A*	20,058	3,445,162
Expedia Group, Inc.*	14,179	2,774,405
		6,219,567
INTERACTIVE HOME ENTERTAINMENT—0.2%
Sea Ltd.#,*	7,433	890,399
INTERACTIVE MEDIA & SERVICES—5.8%
Alphabet, Inc., Cl. C*	9,808	27,393,646
Snap, Inc., Cl. A*	105,412	3,793,778
		31,187,424
INTERNET & DIRECT MARKETING RETAIL—9.2%
Alibaba Group Holding Ltd.#,*	58,200	6,332,160
Amazon.com, Inc.*	12,502	40,755,895
MercadoLibre, Inc.*	1,717	2,042,337
		49,130,392
INTERNET SERVICES & INFRASTRUCTURE—3.3%
MongoDB, Inc., Cl. A*	9,631	4,272,215
Shopify, Inc., Cl. A*	9,532	6,443,251
Snowflake, Inc., Cl. A*	15,149	3,471,090
Twilio, Inc., Cl. A*	21,401	3,527,099
		17,713,655
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	24,928	6,488,011
LIFE SCIENCES TOOLS & SERVICES—2.4%
10X Genomics, Inc., Cl. A*	7,703	585,967
Danaher Corp.	42,213	12,382,340
		12,968,307
MANAGED HEALTHCARE—2.5%
UnitedHealth Group, Inc.	26,119	13,319,906

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.1% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	54,707	$6,435,732
Netflix, Inc.*	9,355	3,504,289
		9,940,021
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Pioneer Natural Resources Co.	19,045	4,761,821
PHARMACEUTICALS—1.3%
AstraZeneca PLC#	41,520	2,754,437
Bayer AG	65,210	4,461,716
		7,216,153
REGIONAL BANKS—1.2%
Signature Bank	21,168	6,212,596
RESTAURANTS—0.8%
Chipotle Mexican Grill, Inc., Cl. A*	1,410	2,230,662
Shake Shack, Inc., Cl. A*	30,861	2,095,462
		4,326,124
SEMICONDUCTOR EQUIPMENT—1.8%
Applied Materials, Inc.	50,806	6,696,231
ASML Holding NV#	1,982	1,323,837
SolarEdge Technologies, Inc.*	4,715	1,519,975
		9,540,043
SEMICONDUCTORS—8.0%
Advanced Micro Devices, Inc.*	124,627	13,626,716
Micron Technology, Inc.	52,842	4,115,863
NVIDIA Corp.	78,579	21,441,066
QUALCOMM, Inc.	25,317	3,868,944
		43,052,589
SPECIALTY CHEMICALS—0.5%
Albemarle Corp.	12,158	2,688,742
SYSTEMS SOFTWARE—12.8%
Crowdstrike Holdings, Inc., Cl. A*	24,226	5,501,240
Microsoft Corp.	203,917	62,869,650
		68,370,890
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	184,993	32,301,628
TRUCKING—2.0%
Uber Technologies, Inc.*	169,285	6,040,089
XPO Logistics, Inc.*	61,500	4,477,200
		10,517,289
TOTAL COMMON STOCKS
(Cost $380,034,898)		530,053,536
PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	6,689	432,912
(Cost $462,008)		432,912
REAL ESTATE INVESTMENT TRUST—0.2%	SHARES	VALUE
SPECIALIZED—0.2%
Crown Castle International Corp.	6,098	1,125,691
(Cost $1,073,855)		1,125,691

THE ALGER PORTFOLIOS	ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	19	$716,414
(Cost $475,000)		716,414
Total Investments
(Cost $382,045,761)	99.5%	$532,328,553
Affiliated Securities (Cost $475,000)		716,414
Unaffiliated Securities (Cost $381,570,761)		531,612,139
Other Assets in Excess of Liabilities	0.5%	2,626,677
NET ASSETS	100.0%	$534,955,230

#	American Depositary Receipts.
*	Non-income producing security.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2022
Chime Financial, Inc., Series G	8/24/21	$462,008	0.07%	$432,912	0.08%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	475,000	0.08%	716,414	0.13%
Total				$1,149,326	0.21%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—98.7%	SHARES	VALUE
AEROSPACE & DEFENSE—5.1%
HEICO Corp.	98,212	$15,079,470
TransDigm Group, Inc.*	4,844	3,156,060
		18,235,530
APPLICATION SOFTWARE—3.5%
Bill.com Holdings, Inc.*	12,259	2,780,219
Datadog, Inc., Cl. A*	46,352	7,020,937
Paycom Software, Inc.*	8,168	2,829,232
		12,630,388
AUTOMOBILE MANUFACTURERS—5.3%
Tesla, Inc.*	17,652	19,021,795
BIOTECHNOLOGY—5.0%
AbbVie, Inc.	52,168	8,456,955
Natera, Inc.*	31,217	1,269,908
Seagen, Inc.*	27,027	3,893,239
Vertex Pharmaceuticals, Inc.*	17,055	4,450,843
		18,070,945
CASINOS & GAMING—1.6%
MGM Resorts International	132,983	5,577,307
CONSUMER FINANCE—0.9%
Upstart Holdings, Inc.*	30,895	3,370,336
DATA PROCESSING & OUTSOURCED SERVICES—4.7%
Block, Inc., Cl. A*	33,295	4,514,802
Marqeta, Inc., Cl. A*	258,507	2,853,917
PayPal Holdings, Inc.*	26,719	3,090,052
Visa, Inc., Cl. A	28,828	6,393,186
		16,851,957
DIVERSIFIED SUPPORT SERVICES—0.9%
Cintas Corp.	7,632	3,246,576
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Generac Holdings, Inc.*	14,473	4,302,244
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.1%
Teledyne Technologies, Inc.*	8,422	3,980,490
EXCHANGE TRADED FUNDS—1.8%
Alger 35 ETF*,(a)	364,137	6,598,599
FOOTWEAR—0.9%
NIKE, Inc., Cl. B	23,032	3,099,186
HEALTHCARE DISTRIBUTORS—2.0%
McKesson Corp.	24,066	7,367,325
HEALTHCARE EQUIPMENT—2.2%
Baxter International, Inc.	57,908	4,490,186
Edwards Lifesciences Corp.*	28,244	3,324,884
		7,815,070
HEALTHCARE FACILITIES—1.5%
Tenet Healthcare Corp.*	61,494	5,286,024
HEALTHCARE SERVICES—1.4%
CVS Health Corp.	48,735	4,932,469
HEALTHCARE TECHNOLOGY—0.8%
Veeva Systems, Inc., Cl. A*	13,665	2,903,266

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
HOTELS RESORTS & CRUISE LINES—1.6%
Airbnb, Inc., Cl. A*	15,658	$2,689,418
Expedia Group, Inc.*	16,386	3,206,249
		5,895,667
INTERACTIVE MEDIA & SERVICES—4.3%
Alphabet, Inc., Cl. C*	5,525	15,431,270
INTERNET & DIRECT MARKETING RETAIL—8.7%
Amazon.com, Inc.*	6,819	22,229,599
MercadoLibre, Inc.*	7,604	9,044,806
		31,274,405
INTERNET SERVICES & INFRASTRUCTURE—2.7%
Shopify, Inc., Cl. A*	14,105	9,534,416
LEISURE FACILITIES—0.4%
Vail Resorts, Inc.	6,028	1,568,908
LIFE SCIENCES TOOLS & SERVICES—0.9%
Danaher Corp.	11,186	3,281,189
MOVIES & ENTERTAINMENT—1.7%
Netflix, Inc.*	10,224	3,829,808
The Walt Disney Co.*	16,692	2,289,475
		6,119,283
MUTUAL FUNDS—2.0%
Alger 35 Fund, Cl. Z(a)	559,342	7,030,924
OIL & GAS EQUIPMENT & SERVICES—0.8%
Baker Hughes Co., Cl. A	81,493	2,967,160
PERSONAL PRODUCTS—0.8%
The Estee Lauder Cos., Inc., Cl. A	11,203	3,050,801
PHARMACEUTICALS—1.2%
Catalent, Inc.*	38,817	4,304,805
REGIONAL BANKS—2.3%
Signature Bank	28,628	8,402,032
RESEARCH & CONSULTING SERVICES—0.9%
CoStar Group, Inc.*	45,844	3,053,669
SEMICONDUCTOR EQUIPMENT—9.0%
Applied Materials, Inc.	129,727	17,098,019
Lam Research Corp.	11,190	6,015,856
SolarEdge Technologies, Inc.*	28,147	9,073,748
		32,187,623
SEMICONDUCTORS—6.4%
Advanced Micro Devices, Inc.*	107,559	11,760,501
NVIDIA Corp.	41,812	11,408,822
		23,169,323
SYSTEMS SOFTWARE—9.0%
Crowdstrike Holdings, Inc., Cl. A*	27,914	6,338,711
Microsoft Corp.	84,831	26,154,246
		32,492,957
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	125,984	21,998,066
TOTAL COMMON STOCKS
(Cost $299,229,337)		355,052,005

THE ALGER PORTFOLIOS	ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.8%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	76	$2,865,656
(Cost $1,900,000)		2,865,656
Total Investments
(Cost $301,129,337)	99.5%	$357,917,661
Affiliated Securities (Cost $16,511,382)		16,495,179
Unaffiliated Securities (Cost $284,617,955)		341,422,482
Other Assets in Excess of Liabilities	0.5%	1,740,115
NET ASSETS	100.0%	$359,657,776

(a	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,900,000	0.51%	$2,865,656	0.80%
Total				$2,865,656	0.80%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—94.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.0%
General Dynamics Corp.	1,038	$250,345
Raytheon Technologies Corp.	2,312	229,050
TransDigm Group, Inc.*	431	280,813
		760,208
ASSET MANAGEMENT & CUSTODY BANKS—3.6%
BlackRock, Inc., Cl. A	892	681,640
Blackstone, Inc.	3,994	506,998
The Carlyle Group, Inc.	3,791	185,418
		1,374,056
AUTOMOBILE MANUFACTURERS—0.2%
General Motors Co.*	2,109	92,248
BIOTECHNOLOGY—3.0%
AbbVie, Inc.	5,196	842,324
Amgen, Inc.	747	180,639
Gilead Sciences, Inc.	2,344	139,351
		1,162,314
BROADCASTING—0.5%
Paramount Global, Cl. B	5,358	202,586
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	3,458	226,741
CABLE & SATELLITE—1.2%
Comcast Corp., Cl. A	9,837	460,568
COMMODITY CHEMICALS—0.4%
Dow, Inc.	2,306	146,938
COMMUNICATIONS EQUIPMENT—1.2%
Cisco Systems, Inc.	8,145	454,165
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,593	188,946
COPPER—0.5%
Southern Copper Corp.	2,680	203,412
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Visa, Inc., Cl. A	2,528	560,634
DIVERSIFIED BANKS—4.2%
Bank of America Corp.	13,503	556,594
JPMorgan Chase & Co.	7,653	1,043,257
		1,599,851
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	3,539	299,789
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	2,902	440,407
FINANCIAL EXCHANGES & DATA—1.4%
CME Group, Inc., Cl. A	2,174	517,108
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	2,695	220,047
GENERAL MERCHANDISE STORES—0.4%
Target Corp.	783	166,168
GOLD—0.3%
Newmont Corp.	1,676	133,158

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.8%
Medtronic PLC	2,707	$300,342
HEALTHCARE SERVICES—1.4%
CVS Health Corp.	5,321	538,538
HOME IMPROVEMENT RETAIL—2.2%
The Home Depot, Inc.	2,864	857,281
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	4,048	618,534
HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	2,126	316,604
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	3,626	705,547
INDUSTRIAL GASES—1.0%
Air Products & Chemicals, Inc.	1,491	372,616
INTEGRATED OIL & GAS—3.4%
Chevron Corp.	4,105	668,417
Exxon Mobil Corp.	4,771	394,037
TotalEnergies SE#	4,994	252,397
		1,314,851
INTEGRATED TELECOMMUNICATION SERVICES—1.8%
AT&T, Inc.	8,511	201,115
Verizon Communications, Inc.	9,485	483,166
		684,281
INTERACTIVE MEDIA & SERVICES—8.2%
Alphabet, Inc., Cl. A*	477	1,326,704
Alphabet, Inc., Cl. C*	491	1,371,358
Meta Platforms, Inc., Cl. A*	2,016	448,278
		3,146,340
INTERNET & DIRECT MARKETING RETAIL—2.3%
Amazon.com, Inc.*	269	876,926
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	9,975	871,815
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	745	193,901
MANAGED HEALTHCARE—2.8%
UnitedHealth Group, Inc.	2,137	1,089,806
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,744	197,047
MULTI-UTILITIES—0.6%
Sempra Energy	1,469	246,968
OIL & GAS EXPLORATION & PRODUCTION—0.3%
Pioneer Natural Resources Co.	454	113,514
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	175,304

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.4% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—6.4%
AstraZeneca PLC#	3,774	$250,367
Bristol-Myers Squibb Co.	3,469	253,341
Eli Lilly & Co.	1,121	321,021
GlaxoSmithKline PLC#	4,699	204,688
Johnson & Johnson	3,789	671,525
Merck & Co., Inc.	2,728	223,832
Novartis AG#	2,100	184,275
Pfizer, Inc.	6,612	342,303
		2,451,352
RAILROADS—0.8%
Union Pacific Corp.	1,121	306,268
RESTAURANTS—1.4%
McDonald's Corp.	1,151	284,619
Starbucks Corp.	2,588	235,431
		520,050
SEMICONDUCTOR EQUIPMENT—2.4%
KLA Corp.	2,485	909,659
SEMICONDUCTORS—5.1%
Broadcom, Inc.	1,541	970,337
QUALCOMM, Inc.	4,467	682,647
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	291,406
		1,944,390
SOFT DRINKS—2.9%
PepsiCo, Inc.	3,644	609,933
The Coca-Cola Co.	8,238	510,756
		1,120,689
SYSTEMS SOFTWARE—8.7%
Microsoft Corp.	10,847	3,344,239
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.6%
Apple, Inc.	18,882	3,296,986
TOBACCO—1.2%
Altria Group, Inc.	5,257	274,678
Philip Morris International, Inc.	1,906	179,050
		453,728
TOTAL COMMON STOCKS
(Cost $13,416,669)		36,176,920
MASTER LIMITED PARTNERSHIP—0.6%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP	4,055	228,540
(Cost $134,200)		228,540
REAL ESTATE INVESTMENT TRUST—4.8%	SHARES	VALUE
HEALTHCARE—0.7%
Welltower, Inc.	2,809	270,057
INDUSTRIAL—0.5%
Prologis, Inc.	1,199	193,614
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	9,107	289,512

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.8% (CONT.)	SHARES	VALUE
RETAIL—0.8%
Simon Property Group, Inc.	2,280	$299,957
SPECIALIZED—2.1%
Crown Castle International Corp.	3,024	558,231
Lamar Advertising Co., Cl. A	2,090	242,816
		801,047
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,181,564)		1,854,187
Total Investments
(Cost $14,732,433)	99.8%	$38,259,647
Unaffiliated Securities (Cost $14,732,433)		38,259,647
Other Assets in Excess of Liabilities	0.2%	72,092
NET ASSETS	100.0%	$38,331,739

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—98.6%	SHARES	VALUE
AEROSPACE & DEFENSE—5.6%
Axon Enterprise, Inc.*	6,033	$830,925
HEICO Corp.	30,109	4,622,936
TransDigm Group, Inc.*	5,609	3,654,488
		9,108,349
AIR FREIGHT & LOGISTICS—1.5%
GXO Logistics, Inc.*	35,158	2,508,172
APPAREL ACCESSORIES & LUXURY GOODS—3.3%
Capri Holdings Ltd.*	14,974	769,514
Lululemon Athletica, Inc.*	8,239	3,009,130
Moncler SpA	27,679	1,536,169
		5,314,813
APPAREL RETAIL—2.0%
Aritzia, Inc.*	51,215	2,090,969
Victoria's Secret & Co.*	23,026	1,182,615
		3,273,584
APPLICATION SOFTWARE—15.3%
ANSYS, Inc.*	2,526	802,384
Avalara, Inc.*	4,611	458,840
Bill.com Holdings, Inc.*	14,304	3,244,004
Cadence Design Systems, Inc.*	12,808	2,106,404
Confluent, Inc., Cl. A*	35,482	1,454,762
Datadog, Inc., Cl. A*	11,655	1,765,383
Manhattan Associates, Inc.*	25,355	3,516,992
Paycom Software, Inc.*	10,134	3,510,215
Sprout Social, Inc., Cl. A*	43,016	3,446,442
Synopsys, Inc.*	8,366	2,788,137
The Trade Desk, Inc., Cl. A*	26,315	1,822,314
		24,915,877
AUTOMOTIVE RETAIL—1.4%
O'Reilly Automotive, Inc.*	3,250	2,226,120
BIOTECHNOLOGY—1.7%
BioMarin Pharmaceutical, Inc.*	9,777	753,806
Celldex Therapeutics, Inc.*	13,633	464,340
Natera, Inc.*	37,732	1,534,938
		2,753,084
BUILDING PRODUCTS—0.5%
The AZEK Co., Inc., Cl. A*	29,853	741,549
CASINOS & GAMING—1.7%
MGM Resorts International	64,203	2,692,674
COMMUNICATIONS EQUIPMENT—0.5%
F5, Inc.*	3,850	804,458
CONSUMER FINANCE—1.7%
Upstart Holdings, Inc.*	24,738	2,698,668
DATA PROCESSING & OUTSOURCED SERVICES—2.3%
DLocal Ltd., Cl. A*	46,533	1,454,622
Marqeta, Inc., Cl. A*	209,499	2,312,869
		3,767,491

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
DIVERSIFIED METALS & MINING—2.1%
MP Materials Corp.*	60,094	$3,445,790
ELECTRIC UTILITIES—1.0%
NextEra Energy, Inc.	19,462	1,648,626
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
AMETEK, Inc.	10,619	1,414,238
Generac Holdings, Inc.*	9,014	2,679,502
		4,093,740
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
908 Devices, Inc.*	95,625	1,817,831
Trimble, Inc.*	11,733	846,419
		2,664,250
EXCHANGE TRADED FUNDS—3.4%
Alger Mid Cap 40 ETF(a)	323,571	5,513,650
HEALTHCARE EQUIPMENT—4.9%
CryoPort, Inc.*	23,125	807,294
Dexcom, Inc.*	6,065	3,102,854
IDEXX Laboratories, Inc.*	4,092	2,238,569
Insulet Corp.*	6,639	1,768,563
		7,917,280
HEALTHCARE SERVICES—0.3%
Guardant Health, Inc.*	6,484	429,500
HEALTHCARE TECHNOLOGY—0.7%
Veeva Systems, Inc., Cl. A*	5,520	1,172,779
HOTELS RESORTS & CRUISE LINES—2.7%
Airbnb, Inc., Cl. A*	6,756	1,160,410
Expedia Group, Inc.*	16,316	3,192,552
		4,352,962
INTERACTIVE HOME ENTERTAINMENT—0.8%
Take-Two Interactive Software, Inc.*	8,320	1,279,117
INTERNET SERVICES & INFRASTRUCTURE—1.9%
MongoDB, Inc., Cl. A*	7,024	3,115,776
LEISURE FACILITIES—1.5%
Vail Resorts, Inc.	9,180	2,389,279
LIFE SCIENCES TOOLS & SERVICES—3.9%
Agilent Technologies, Inc.	6,014	795,833
Bio-Techne Corp.	7,998	3,463,454
Repligen Corp.*	8,876	1,669,487
West Pharmaceutical Services, Inc.	1,085	445,620
		6,374,394
MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	25,783	3,033,112
OIL & GAS EQUIPMENT & SERVICES—3.7%
Baker Hughes Co., Cl. A	126,678	4,612,346
ChampionX Corp.*	57,728	1,413,181
		6,025,527

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.6% (CONT.)	SHARES	VALUE
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Diamondback Energy, Inc.	30,092	$4,125,011
Pioneer Natural Resources Co.	8,592	2,148,258
		6,273,269
PHARMACEUTICALS—1.8%
Catalent, Inc.*	19,174	2,126,397
Green Thumb Industries, Inc.*	45,944	863,816
		2,990,213
REAL ESTATE SERVICES—0.2%
CBRE Group, Inc., Cl. A*	4,022	368,093
REGIONAL BANKS—2.2%
Signature Bank	12,445	3,652,483
RESEARCH & CONSULTING SERVICES—0.8%
CoStar Group, Inc.*	19,858	1,322,741
RESTAURANTS—3.2%
Chipotle Mexican Grill, Inc., Cl. A*	1,042	1,648,475
Shake Shack, Inc., Cl. A*	28,166	1,912,471
The Cheesecake Factory, Inc.*	41,821	1,664,058
		5,225,004
SEMICONDUCTOR EQUIPMENT—4.8%
Azenta, Inc.	14,554	1,206,235
Enphase Energy, Inc.*	8,449	1,704,839
KLA Corp.	9,050	3,312,843
SolarEdge Technologies, Inc.*	4,910	1,582,837
		7,806,754
SEMICONDUCTORS—4.6%
Advanced Micro Devices, Inc.*	27,938	3,054,741
Microchip Technology, Inc.	26,452	1,987,603
SiTime Corp.*	10,009	2,480,431
		7,522,775
SYSTEMS SOFTWARE—4.4%
Crowdstrike Holdings, Inc., Cl. A*	11,462	2,602,791
Fortinet, Inc.*	4,070	1,390,882
Palo Alto Networks, Inc.*	5,053	3,145,543
		7,139,216
TRUCKING—2.4%
Old Dominion Freight Line, Inc.	4,485	1,339,580
Uber Technologies, Inc.*	23,125	825,100
XPO Logistics, Inc.*	23,980	1,745,744
		3,910,424
TOTAL COMMON STOCKS
(Cost $154,949,157)		160,471,593
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	–
(Cost $766,885)		–

THE ALGER PORTFOLIOS	ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(b),(c)	425,098	$327,325
(Cost $227,341)		327,325
SPECIAL PURPOSE VEHICLE—1.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	35	1,319,710
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	513,760
		1,833,470
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,833,470
Total Investments
(Cost $157,143,383)	99.9%	162,632,388
Affiliated Securities (Cost $8,546,258)		7,347,120
Unaffiliated Securities (Cost $148,597,125)		155,285,268
Other Assets in Excess of Liabilities	0.1%	140,991
NET ASSETS	100.0%	$162,773,379

*	Non-income producing security.
(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$875,000	0.50%	$$1,319,710	0.81%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.18%	513,760	0.32%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	0	0.00%
Tolero CDR	2/6/17	227,341	0.18%	327,325	0.20%
Total				$2,160,795	1.33%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—94.9%	SHARES	VALUE
ADVERTISING—0.3%
TechTarget, Inc.*	135	$10,973
AEROSPACE & DEFENSE—0.8%
Kratos Defense & Security Solutions, Inc.*	1,296	26,542
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Canada Goose Holdings, Inc.*	1,050	27,646
APPAREL RETAIL—1.1%
MYT Netherlands Parent BV#,*	3,260	39,870
APPLICATION SOFTWARE—7.9%
BTRS Holdings, Inc., Cl. 1*	1,599	11,961
Cerence, Inc.*	141	5,090
Ebix, Inc.	348	11,536
Everbridge, Inc.*	123	5,368
SEMrush Holdings, Inc., Cl. A*	400	4,776
SPS Commerce, Inc.*	1,307	171,478
Vertex, Inc., Cl. A*	4,102	62,925
		273,134
ASSET MANAGEMENT & CUSTODY BANKS—8.4%
Hamilton Lane, Inc., Cl. A	1,871	144,610
StepStone Group, Inc., Cl. A	4,458	147,381
		291,991
BIOTECHNOLOGY—2.5%
ACADIA Pharmaceuticals, Inc.*	1,805	43,717
Natera, Inc.*	480	19,526
Ultragenyx Pharmaceutical, Inc.*	306	22,222
		85,465
CONSTRUCTION & ENGINEERING—3.5%
Ameresco, Inc., Cl. A*	1,547	122,986
CONSUMER FINANCE—1.0%
LendingTree, Inc.*	287	34,345
EDUCATION SERVICES—5.3%
Chegg, Inc.*	5,100	185,028
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.3%
Novanta, Inc.*	793	112,836
ENVIRONMENTAL & FACILITIES SERVICES—10.5%
Casella Waste Systems, Inc., Cl. A*	2,193	192,216
Montrose Environmental Group, Inc.*	3,263	172,711
		364,927
GENERAL MERCHANDISE STORES—0.7%
Ollie's Bargain Outlet Holdings, Inc.*	534	22,941
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	586	14,298
HEALTHCARE EQUIPMENT—4.3%
Glaukos Corp.*	1,127	65,163
Inogen, Inc.*	445	14,427
Nevro Corp.*	947	68,497
		148,087
HEALTHCARE FACILITIES—0.4%
U.S. Physical Therapy, Inc.	131	13,028

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—94.9% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—1.3%
Inspire Medical Systems, Inc.*	148	$37,990
Tabula Rasa HealthCare, Inc.*	1,237	7,125
		45,115
INSURANCE BROKERS—0.4%
Goosehead Insurance, Inc., Cl. A	162	12,728
IT CONSULTING & OTHER SERVICES—5.8%
CI&T, Inc., Cl. A*	2,457	39,361
Globant SA*	606	158,815
Grid Dynamics Holdings, Inc.*	76	1,070
		199,246
LEISURE FACILITIES—2.0%
Planet Fitness, Inc., Cl. A*	812	68,598
LEISURE PRODUCTS—2.6%
Latham Group, Inc.*	6,715	88,907
LIFE SCIENCES TOOLS & SERVICES—0.2%
NeoGenomics, Inc.*	549	6,670
MANAGED HEALTHCARE—5.1%
Progyny, Inc.*	3,468	178,255
OIL & GAS EQUIPMENT & SERVICES—6.1%
Core Laboratories NV	4,543	143,695
Dril-Quip, Inc.*	1,822	68,052
		211,747
PAPER PACKAGING—0.9%
Ranpak Holdings Corp., Cl. A*	1,543	31,523
PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	499	4,541
REAL ESTATE SERVICES—5.4%
FirstService Corp.	1,285	186,171
REGIONAL BANKS—2.1%
Seacoast Banking Corp. of Florida	2,092	73,262
RESTAURANTS—0.4%
Wingstop, Inc.	111	13,026
SEMICONDUCTORS—1.5%
Impinj, Inc.*	839	53,310
SYSTEMS SOFTWARE—1.7%
Rapid7, Inc.*	532	59,180
THRIFTS & MORTGAGE FINANCE—1.4%
Axos Financial, Inc.*	1,056	48,988
TRADING COMPANIES & DISTRIBUTORS—6.7%
SiteOne Landscape Supply, Inc.*	1,046	169,128
Transcat, Inc.*	781	63,370
		232,498
TOTAL COMMON STOCKS
(Cost $3,459,728)		3,287,862

THE ALGER PORTFOLIOS	ALGER WEATHERBIE SPECIALIZED GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	10,615	$–
(Cost $47,768)		–
Total Investments
(Cost $3,507,496)	94.9%	$3,287,862
Affiliated Securities (Cost $47,768)		3,287,862
Unaffiliated Securities (Cost $3,459,728)		–
Other Assets in Excess of Liabilities	5.1%	175,741
NET ASSETS	100.0%	$3,463,603

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
#	American Depository Receipts.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$47,768	0.10%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—93.1%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	96,805	$1,278,794
AEROSPACE & DEFENSE—3.5%
HEICO Corp.	23,360	3,586,695
Hexcel Corp.	13,942	829,131
Mercury Systems, Inc.*	47,923	3,088,637
		7,504,463
AGRICULTURAL & FARM MACHINERY—0.3%
Hydrofarm Holdings Group, Inc.*	45,453	688,613
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Capri Holdings Ltd.*	46,798	2,404,949
APPAREL RETAIL—1.5%
Aritzia, Inc.*	17,142	699,861
Victoria's Secret & Co.*	50,450	2,591,112
		3,290,973
APPLICATION SOFTWARE—20.8%
ACI Worldwide, Inc.*	15,921	501,352
Avalara, Inc.*	43,526	4,331,272
Bill.com Holdings, Inc.*	18,875	4,280,661
Blackbaud, Inc.*	27,285	1,633,553
Blackline, Inc.*	33,492	2,452,284
Digital Turbine, Inc.*	23,479	1,028,615
Everbridge, Inc.*	44,125	1,925,615
ForgeRock, Inc., Cl. A*	12,807	280,730
Guidewire Software, Inc.*	23,126	2,188,182
HubSpot, Inc.*	7,232	3,434,766
Manhattan Associates, Inc.*	29,919	4,150,065
Paycom Software, Inc.*	12,728	4,408,725
Paycor HCM, Inc.*	4,204	122,378
Q2 Holdings, Inc.*	57,411	3,539,388
SEMrush Holdings, Inc., Cl. A*	42,174	503,558
Smartsheet, Inc., Cl. A*	29,904	1,638,141
Sprout Social, Inc., Cl. A*	32,193	2,579,303
SPS Commerce, Inc.*	35,473	4,654,058
Vertex, Inc., Cl. A*	90,085	1,381,904
		45,034,550
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Affiliated Managers Group, Inc.	22,560	3,179,832
BIOTECHNOLOGY—2.5%
CareDx, Inc.*	117,423	4,343,477
Karuna Therapeutics, Inc.*	6,896	874,344
Turning Point Therapeutics, Inc.*	9,993	268,312
		5,486,133
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Marqeta, Inc., Cl. A*	69,329	765,392
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	22,497	860,510
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Sunrun, Inc.*	38,825	1,179,115

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.1% (CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Cognex Corp.	55,033	$4,245,796
FOOD DISTRIBUTORS—2.1%
The Chefs' Warehouse, Inc.*	42,208	1,375,981
US Foods Holding Corp.*	85,561	3,219,660
		4,595,641
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	27,367	667,755
HEALTHCARE EQUIPMENT—8.8%
CryoPort, Inc.*	64,866	2,264,472
Impulse Dynamics NV, Series E*,@,(a)	483,655	1,596,062
Inmode Ltd.*	66,689	2,461,491
Inogen, Inc.*	49,990	1,620,676
Insulet Corp.*	15,211	4,052,058
Mesa Laboratories, Inc.	10,694	2,725,686
Paragon 28, Inc.*	32,078	536,986
Tandem Diabetes Care, Inc.*	31,497	3,662,786
		18,920,217
HEALTHCARE FACILITIES—1.1%
The Joint Corp.*	64,908	2,297,094
HEALTHCARE SERVICES—1.2%
Biodesix, Inc.*	34,861	58,915
Guardant Health, Inc.*	30,749	2,036,814
Privia Health Group, Inc.*	21,060	562,934
		2,658,663
HEALTHCARE SUPPLIES—3.9%
Neogen Corp.*	193,938	5,981,048
Quidel Corp.*	21,037	2,365,821
		8,346,869
HEALTHCARE TECHNOLOGY—2.6%
Convey Health Solutions Holdings, Inc.*	60,493	395,624
Definitive Healthcare Corp., Cl. A*	14,299	352,470
Doximity, Inc., Cl. A*	8,144	424,221
Renalytix PLC#,*	68,833	476,325
Sophia Genetics SA*	34,745	268,579
Veeva Systems, Inc., Cl. A*	17,204	3,655,162
		5,572,381
HOMEFURNISHING RETAIL—0.9%
Arhaus, Inc., Cl. A*	21,403	182,139
Bed Bath & Beyond, Inc.*	77,790	1,752,609
		1,934,748
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
LegalZoom.com, Inc.*	63,985	904,748
Upwork, Inc.*	57,714	1,341,273
		2,246,021
HYPERMARKETS & SUPER CENTERS—1.7%
BJ's Wholesale Club Holdings, Inc.*	55,468	3,750,192
INDUSTRIAL MACHINERY—0.5%
Gates Industrial Corp. PLC*	69,150	1,041,399

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.1% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	8,192	$1,259,438
INTERACTIVE MEDIA & SERVICES—1.8%
Bumble, Inc., Cl. A*	9,665	280,092
Eventbrite, Inc., Cl. A*	73,784	1,089,790
Genius Sports Ltd.*	226,741	1,043,008
TripAdvisor, Inc.*	55,704	1,510,692
		3,923,582
INTERNET & DIRECT MARKETING RETAIL—0.9%
Farfetch Ltd., Cl. A*	59,701	902,679
The RealReal, Inc.*	138,202	1,003,347
		1,906,026
INTERNET SERVICES & INFRASTRUCTURE—0.6%
BigCommerce Holdings, Inc.*	63,512	1,391,548
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	22,248	1,879,511
LIFE SCIENCES TOOLS & SERVICES—9.3%
Akoya Biosciences, Inc.*	61,494	675,819
Alpha Teknova, Inc.*	14,200	196,102
Bio-Techne Corp.	16,283	7,051,190
Codex DNA, Inc.*	35,551	190,909
Cytek Biosciences, Inc.*	24,335	262,331
ICON PLC*	8,720	2,120,878
Maravai LifeSciences Holdings, Inc., Cl. A*	20,777	732,805
MaxCyte, Inc.*	20,944	146,399
NanoString Technologies, Inc.*	99,271	3,449,667
NeoGenomics, Inc.*	76,101	924,627
Personalis, Inc.*	48,398	396,380
Rapid Micro Biosystems, Inc., Cl. A*	28,336	192,402
Repligen Corp.*	19,734	3,711,768
		20,051,277
MANAGED HEALTHCARE—1.5%
HealthEquity, Inc.*	49,470	3,336,257
MOVIES & ENTERTAINMENT—3.1%
Live Nation Entertainment, Inc.*	56,908	6,694,657
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Magnolia Oil & Gas Corp., Cl. A	348,682	8,246,329
PERSONAL PRODUCTS—0.4%
The Beauty Health Co.*	51,637	871,633
PRECIOUS METALS & MINERALS—0.5%
Xometry, Inc., Cl. A*	27,638	1,015,697
REGIONAL BANKS—0.5%
Webster Financial Corp.	19,508	1,094,789
RESTAURANTS—4.6%
Shake Shack, Inc., Cl. A*	48,361	3,283,712
Sweetgreen, Inc., Cl. A*	16,672	533,337
The Cheesecake Factory, Inc.*	78,213	3,112,095
Wingstop, Inc.	25,799	3,027,513
		9,956,657

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.1% (CONT.)	SHARES	VALUE
SEMICONDUCTOR EQUIPMENT—0.7%
SolarEdge Technologies, Inc.*	4,638	$1,495,152
SEMICONDUCTORS—1.0%
Universal Display Corp.	12,336	2,059,495
SPECIALTY CHEMICALS—3.0%
Balchem Corp.	46,702	6,384,163
SPECIALTY STORES—0.7%
Brilliant Earth Group, Inc., Cl. A*	9,986	102,756
Five Below, Inc.*	9,190	1,455,420
		1,558,176
TOTAL COMMON STOCKS
(Cost $151,610,759)		201,074,487
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	75,383	–
(Cost $339,224)		–
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(a),(c)	287,830	221,629
(Cost $155,594)		221,629
REAL ESTATE INVESTMENT TRUST—0.9%	SHARES	VALUE
RETAIL—0.9%
Tanger Factory Outlet Centers, Inc.	111,933	1,924,128
(Cost $1,842,817)		1,924,128
SPECIAL PURPOSE VEHICLE—1.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	56	2,111,536
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	12	474,240
		2,585,776
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,700,000)		2,585,776
Total Investments
(Cost $155,648,394)	95.3%	$205,806,020
Affiliated Securities (Cost $2,039,224)		2,585,776
Unaffiliated Securities (Cost $153,609,170)		203,220,244
Other Assets in Excess of Liabilities	4.7%	10,232,148
NET ASSETS	100.0%	$216,038,168

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
#	American Depositary Receipts.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 3/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$1,400,000	0.49%	$2,111,536	0.98%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	300,000	0.10%	474,240	0.22%
Impulse Dynamics NV, Series E	2/11/22	1,596,062	0.71%	1,596,062	0.74%
Prosetta Biosciences, Inc., Series D	2/6/15	339,224	0.10%	0	0.00%
Tolero CDR	2/6/17	155,594	0.08%	221,629	0.10%
Total				$4,403,467	2.04%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited)

COMMON STOCKS—64.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
General Dynamics Corp.	1,093	$263,610
Raytheon Technologies Corp.	2,506	248,269
TransDigm Group, Inc.*	454	295,799
		807,678
ASSET MANAGEMENT & CUSTODY BANKS—2.5%
BlackRock, Inc., Cl. A	929	709,914
Blackstone, Inc.	4,367	554,347
The Carlyle Group, Inc.	4,029	197,058
		1,461,319
AUTOMOBILE MANUFACTURERS—0.2%
General Motors Co.*	2,124	92,904
BIOTECHNOLOGY—2.0%
AbbVie, Inc.	5,506	892,578
Amgen, Inc.	731	176,770
Gilead Sciences, Inc.	2,454	145,890
		1,215,238
BROADCASTING—0.4%
Paramount Global, Cl. B	5,636	213,097
BUILDING PRODUCTS—0.4%
Johnson Controls International PLC	3,617	237,167
CABLE & SATELLITE—0.8%
Comcast Corp., Cl. A	10,272	480,935
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	140,375
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,623	480,819
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,685	199,858
COPPER—0.4%
Southern Copper Corp.	3,046	231,191
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Visa, Inc., Cl. A	2,698	598,335
DIVERSIFIED BANKS—2.8%
Bank of America Corp.	14,212	585,819
JPMorgan Chase & Co.	8,038	1,095,740
		1,681,559
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,710	314,274
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. PLC	3,127	474,554
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	2,302	547,554
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	232,866
GENERAL MERCHANDISE STORES—0.3%
Target Corp.	851	180,599
GOLD—0.2%
Newmont Corp.	1,763	140,070

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—64.3% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—0.5%
Medtronic PLC	2,865	$317,872
HEALTHCARE SERVICES—1.0%
CVS Health Corp.	5,659	572,747
HOME IMPROVEMENT RETAIL—1.6%
The Home Depot, Inc.	3,093	925,828
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	4,258	650,622
HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	2,244	334,177
INDUSTRIAL CONGLOMERATES—1.3%
Honeywell International, Inc.	3,828	744,852
INDUSTRIAL GASES—0.6%
Air Products & Chemicals, Inc.	1,507	376,614
INTEGRATED OIL & GAS—2.4%
Chevron Corp.	4,514	735,015
Exxon Mobil Corp.	5,233	432,193
TotalEnergies SE#	4,927	249,011
		1,416,219
INTEGRATED TELECOMMUNICATION SERVICES—1.2%
AT&T, Inc.	8,043	190,056
Verizon Communications, Inc.	10,096	514,290
		704,346
INTERACTIVE MEDIA & SERVICES—5.7%
Alphabet, Inc., Cl. A*	519	1,443,521
Alphabet, Inc., Cl. C*	516	1,441,183
Meta Platforms, Inc., Cl. A*	2,168	482,076
		3,366,780
INTERNET & DIRECT MARKETING RETAIL—1.6%
Amazon.com, Inc.*	290	945,386
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	10,656	931,334
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	783	203,791
MANAGED HEALTHCARE—1.9%
UnitedHealth Group, Inc.	2,238	1,141,313
MULTI-LINE INSURANCE—0.3%
The Hartford Financial Services Group, Inc.	2,582	185,413
MULTI-UTILITIES—0.4%
Sempra Energy	1,436	241,420
OIL & GAS EXPLORATION & PRODUCTION—0.2%
Pioneer Natural Resources Co.	477	119,264
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,628	185,616

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—64.3% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—4.3%
AstraZeneca PLC#	3,900	$258,726
Bristol-Myers Squibb Co.	3,475	253,780
Eli Lilly & Co.	1,173	335,912
GlaxoSmithKline PLC#	4,905	213,662
Johnson & Johnson	4,027	713,705
Merck & Co., Inc.	2,724	223,504
Novartis AG#	2,108	184,977
Pfizer, Inc.	6,956	360,112
		2,544,378
RAILROADS—0.5%
Union Pacific Corp.	1,184	323,481
RESTAURANTS—0.9%
McDonald's Corp.	1,234	305,144
Starbucks Corp.	2,764	251,441
		556,585
SEMICONDUCTOR EQUIPMENT—1.6%
KLA Corp.	2,600	951,756
SEMICONDUCTORS—3.4%
Broadcom, Inc.	1,602	1,008,747
QUALCOMM, Inc.	4,759	727,271
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,951	307,671
		2,043,689
SOFT DRINKS—2.0%
PepsiCo, Inc.	3,863	646,589
The Coca-Cola Co.	8,784	544,608
		1,191,197
SYSTEMS SOFTWARE—6.0%
Microsoft Corp.	11,613	3,580,404
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.9%
Apple, Inc.	20,233	3,532,884
TOBACCO—0.8%
Altria Group, Inc.	5,538	289,361
Philip Morris International, Inc.	2,015	189,289
		478,650
TOTAL COMMON STOCKS
(Cost $17,183,313)		38,297,010
MASTER LIMITED PARTNERSHIP—0.4%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP	4,434	249,900
(Cost $147,025)		249,900
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
HEALTHCARE—0.5%
Welltower, Inc.	2,974	285,920
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	203,788
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	8,983	285,570

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.2% (CONT.)	SHARES	VALUE
RETAIL—0.5%
Simon Property Group, Inc.	2,371	$311,929
SPECIALIZED—1.4%
Crown Castle International Corp.	3,235	597,181
Lamar Advertising Co., Cl. A	2,052	238,401
		835,582
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,292,653)		1,922,789
CORPORATE BONDS—25.7%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—1.7%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	985,627
APPLICATION SOFTWARE—1.6%
salesforce.com, Inc., 0.625%, 7/15/24	1,000,000	959,053
AUTOMOBILE MANUFACTURERS—1.6%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	458,316
Toyota Motor Credit Corp., 0.45%, 7/22/22	500,000	498,742
		957,058
BIOTECHNOLOGY—1.7%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	1,015,154
CASINOS & GAMING—0.9%
Starbucks Corp., 0.608%, 2/14/24+ (1-Day SOFR + 0.42%)	500,000	500,601
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
PayPal Holdings, Inc., 1.35%, 6/1/23	500,000	498,945
DIVERSIFIED BANKS—2.5%
Bank of America Corp., 0.909%, 5/28/24+ (3-Month BSBY + 0.43%)	500,000	499,485
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	1,011,029
		1,510,514
ELECTRIC UTILITIES—0.8%
NextEra Energy Capital Holdings, Inc., 0.75%, 2/22/23+ (3-Month LIBOR + 0.27%)	500,000	498,353
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Rockwell Automation, Inc., 0.35%, 8/15/23	500,000	486,604
HEALTHCARE SERVICES—0.9%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25	500,000	499,477
HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc., 2.70%, 4/15/25	500,000	499,954
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	500,000	488,318
PACKAGED FOODS & MEATS—0.9%
Nestle Holdings, Inc., 0.606%, 9/14/24	550,000	523,017
SEMICONDUCTOR EQUIPMENT—0.9%
KLA Corp., 4.65%, 11/1/24	500,000	518,778
SEMICONDUCTORS—4.2%
Altera Corp., 4.1%, 11/15/23	1,500,000	1,539,029
NVIDIA Corp., 0.309%, 6/15/23	1,000,000	980,044
		2,519,073

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2022 (Unaudited) (Continued)

CORPORATE BONDS—25.7% (CONT.)	PRINCIPAL AMOUNT	VALUE
SPECIALIZED—2.0%
Crown Castle International Corp., 3.2%, 9/1/24	1,200,000	$1,204,107
SYSTEMS SOFTWARE—0.8%
VMware, Inc., 0.6%, 8/15/23	500,000	486,409
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,148,036
TOTAL CORPORATE BONDS
(Cost $15,579,151)		15,299,078
Total Investments
(Cost $34,202,142)	93.6%	$55,768,777
Unaffiliated Securities (Cost $34,202,142)		55,768,777
Other Assets in Excess of Liabilities	6.4%	3,835,559
NET ASSETS	100.0%	$59,604,336

#	American Depositary Receipts.
*	Non-income producing security.
+	Variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger Weatherbie Specialized Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Growth & Income Portfolio, Alger Weatherbie Specialized Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:

(a)  Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of  the last available bid prices or current market quotations provided by dealers      or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Portfolios’ investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assump- tions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets     to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of  representatives of  the Portfolios’ investment adviser    and officers of the Portfolios. The Committee reports its fair valuation determinations  and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Portfolios’ Board to designate the Portfolios’ primary investment adviser to perform the Portfolios’ fair value determinations, which will be subject to the Board’s oversight  and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Portfolios’ valuation policies and related practices.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of  securities and their respective fair value inputs are detailed in    the Portfolios’ Schedules of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2022, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$42,017,844	$42,017,844	$—	$—
Consumer Discretionary	108,975,535	104,969,854	4,005,681	—
Energy	4,761,821	4,761,821	—	—
Financials	19,210,644	19,210,644	—	—
Healthcare	63,905,132	59,443,416	4,461,716	—
Industrials	45,696,291	45,696,291	—	—
Information Technology	239,921,013	239,921,013	—	—
Materials	5,565,256	5,565,256	—	—
TOTAL COMMON STOCKS	$530,053,536	$521,586,139	$8,467,397	$—
PREFERRED STOCKS
Information Technology	432,912	—	—	432,912
REAL ESTATE INVESTMENT TRUST
Real Estate	1,125,691	1,125,691	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	716,414	—	—	716,414
TOTAL INVESTMENTS IN SECURITIES	$532,328,553	$522,711,830	$8,467,397	$1,149,326

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$21,550,553	$21,550,553	$—	$—
Consumer Discretionary	66,437,268	66,437,268	—	—
Consumer Staples	3,050,801	3,050,801	—	—
Energy	2,967,160	2,967,160	—	—
Exchange Traded Funds	6,598,599	6,598,599	—	—
Financials	11,772,368	11,772,368	—	—
Healthcare	53,961,093	53,961,093	—	—
Industrials	28,838,019	28,838,019	—	—
Information Technology	152,845,220	152,845,220	—	—
Mutual Funds	7,030,924	7,030,924	—	—
TOTAL COMMON STOCKS	$355,052,005	$355,052,005	$—	$—
SPECIAL PURPOSE VEHICLE
Information Technology	2,865,656	—	—	2,865,656
TOTAL INVESTMENTS IN SECURITIES	$357,917,661	$355,052,005	$—	$2,865,656

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,493,775	$4,493,775	$—	$—
Consumer Discretionary	2,895,520	2,895,520	—	—
Consumer Staples	2,729,602	2,729,602	—	—
Energy	1,603,669	1,603,669	—	—
Financials	4,559,877	4,559,877	—	—
Healthcare	5,542,352	5,542,352	—	—
Industrials	2,439,171	2,439,171	—	—
Information Technology	10,510,073	10,510,073	—	—
Materials	856,124	856,124	—	—
Utilities	546,757	546,757	—	—
TOTAL COMMON STOCKS	$36,176,920	$36,176,920	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	228,540	228,540	—	—
REAL ESTATE INVESTMENT TRUST
Financials	289,512	289,512	—	—
Real Estate	1,564,675	1,564,675	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,854,187	$1,854,187	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$38,259,647	$38,259,647	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,312,229		$4,312,229	$—	$—
Consumer Discretionary	25,474,436		23,938,267	1,536,169	—
Energy	12,298,796		12,298,796	—	—
Exchange Traded Funds	5,513,650		5,513,650	—	—
Financials	6,351,151		6,351,151	—	—
Healthcare	21,637,250		21,637,250	—	—
Industrials	21,684,975		21,684,975	—	—
Information Technology	57,736,597		57,736,597	—	—
Materials	3,445,790		3,445,790	—	—
Real Estate	368,093		368,093	—	—
Utilities	1,648,626		1,648,626	—	—
TOTAL COMMON STOCKS	$160,471,593		$158,935,424	$1,536,169	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	327,325		—	—	327,325
SPECIAL PURPOSE VEHICLE
Information Technology	1,833,470		—	—	1,833,470
TOTAL INVESTMENTS IN SECURITIES	$162,632,388		$158,935,424	$1,536,169	$2,160,795

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Specialized Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$10,973		$10,973	$—	$—
Consumer Discretionary	446,016		446,016	—	—
Energy	211,747		211,747	—	—
Financials	461,314		461,314	—	—
Healthcare	495,459		495,459	—	—
Industrials	746,953		746,953	—	—
Information Technology	697,706		697,706	—	—
Materials	31,523		31,523	—	—
Real Estate	186,171		186,171	—	—
TOTAL COMMON STOCKS	$3,287,862		$3,287,862	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$3,287,862		$3,287,862	$—	$—

Alger Small Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$13,156,471		$13,156,471	$—	$—
Consumer Discretionary	22,931,040		22,931,040	—	—
Consumer Staples	9,217,466		9,217,466	—	—
Energy	8,246,329		8,246,329	—	—
Financials	4,274,621		4,274,621	—	—
Healthcare	67,336,646		65,740,584	—	1,596,062
Industrials	13,520,121		13,520,121	—	—
Information Technology	54,991,933		54,991,933	—	—
Materials	7,399,860		7,399,860	—	—
TOTAL COMMON STOCKS	$201,074,487		$199,478,425	$—	$$1,596,062
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	221,629		—	—	221,629
REAL ESTATE INVESTMENT TRUST
Real Estate	1,924,128		1,924,128	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,585,776		—	—	2,585,776
TOTAL INVESTMENTS IN SECURITIES	$205,806,020		$201,402,553	$—	$4,403,467

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,765,158	$4,765,158	$—	$—
Consumer Discretionary	3,104,951	3,104,951	—	—
Consumer Staples	2,887,512	2,887,512	—	—
Energy	1,721,099	1,721,099	—	—
Financials	4,807,179	4,807,179	—	—
Healthcare	5,791,548	5,791,548	—	—
Industrials	2,587,732	2,587,732	—	—
Information Technology	11,187,887	11,187,887	—	—
Materials	888,250	888,250	—	—
Utilities	555,694	555,694	—	—
TOTAL COMMON STOCKS	$38,297,010	$38,297,010	$—	$—
MASTER LIMITED PARTNERSHIP			—	—
Energy	249,900	249,900	—	—
REAL ESTATE INVESTMENT TRUST
Financials	285,570	285,570
Real Estate	1,637,219	1,637,219	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,922,789	$1,922,789	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,957,613	—	1,957,613	—
Consumer Staples	523,017	—	523,017	—
Financials	1,510,514	—	1,510,514	—
Healthcare	2,002,949	—	2,002,949	—
Industrials	1,472,231	—	1,472,231	—
Information Technology	6,130,294	—	6,130,294	—
Real Estate	1,204,107	—	1,204,107	—
Utilities	498,353	—	498,353	—
TOTAL CORPORATE BONDS	$15,299,078	$—	$15,299,078	$—
TOTAL INVESTMENTS IN SECURITIES	$55,768,777	$40,469,699	$15,299,078	$—

* Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2022.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks

Opening balance at January 1, 2022	$462,008
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(29,096)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	432,912
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$(29,096)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$760,532
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(44,118)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	716,414
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$(44,118)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$3,042,128
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(176,472)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	2,865,656
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$(176,472)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2022	$314,572
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	12,753
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	327,325
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$12,753

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$1,949,281
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(115,811)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	1,833,470
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$(115,811)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2022	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	1,596,062
Sales	—
Closing balance at March 31, 2022	1,596,062
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2022	$212,994
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	8,635
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	221,629
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$8,635

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2022	$2,747,692
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(161,916)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2022	2,585,776
Net change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2022	$(161,916)

* Includes securities that are fair valued as zero.

The following table provides quantitative information about the Portfolios’ Level 3 fair value measurements of the Portfolios’ investments as of March 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Portfolios’ fair value measurements.
	Fair Value March 31, 2022	Valuation Methodology	Unobservable Input	Input/Range		Weighted Average
Alger Capital Appreciation Portfolio
Preferred Stocks	$432,912	Market Approach	Transaction Price	N/A		N/A
			Revenue Multiple	26.00x–30.57	x	N/A
Special Purpose Vehicle	716,414	Market Approach	Transaction Price	N/A		N/A
			Revenue Multiple	26.00x–30.57	x	N/A

Alger Large Cap Growth Portfolio
Special Purpose Vehicle	2,865,656	Market Approach	Transaction Price	N/A		N/A
			Revenue Multiple	26.00x–30.57	x	N/A

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value March 31, 2022		Valuation Methodology	Unobservable Input	Input/Range		Weighted Average
Alger Mid Cap Growth Portfolio
Preferred Stocks	—	*	Income	Discount Rate	100.00%		N/A
Rights	327,325		Approach Income	Discount Rate	5.67%-6.01%		N/A
			Approach	Probability of	0.00%-60.00%		N/A
Special Purpose Vehicle	1,833,470		Market	Success Transaction Price	N/A		N/A
			Approach
				Revenue Multiple	26.00x–30.57	x	N/A

Alger Weatherbie Specialized Growth
Preferred Stocks	—*	Income Approach	Discount Rate	100.00%	N/A

Alger Small Cap Growth Portfolio
Common Stocks	1,596,062	Cost	Priced at Cost	N/A		N/A
Preferred Stocks	—*	Approach Income	Discount Rate	100.00%		N/A
Rights	221,629	Approach Income	Discount Rate	5.67%-6.01%		N/A
		Approach	Probability of	0.00%-60.00%		N/A
Special Purpose Vehicle	2,585,776	Market	Success Transaction Price	N/A		N/A
		Approach
			Revenue Multiple	26.00x–30.57	x	N/A

* Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of March 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents: Alger Capital Appreciation Portfolio	$—	$—	$—	$—
Bank overdraft	(515)	—	(515)	—
Foreign cash	18,188	18,188	—	—
Alger Large Cap Growth Portfolio	1,917,025	—	1,917,025	—
Alger Mid Cap Growth Portfolio	—	—	—	—
Bank overdraft	(135,699)	—	(135,699)	—
Alger Small Cap Growth Portfolio	10,083,010	—	10,083,010	—
Alger Growth & Income Portfolio	—	—	—	—
Bank overdraft	(23,488)	—	(23,488)	—
Alger Balanced Portfolio	4,663,580	—	4,663,580	—
Alger Weatherbie Specialized Growth Portfolio	285,103	—	285,103	—

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns  associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of  common stocks and may also buy and sell call and put options    on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios’ return, although written call options may reduce the Portfolios’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no options or other derivative instruments held by the Portfolios throughout the period or as of March 31, 2022.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended March 31, 2022 or because the Portfolios and the issuer are managed by the same investment adviser. Information regarding the Portfolios’ holdings of such securities is set forth in the following table:

Security	Value at December 31, 2021	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change In Unrealized App(Dep)	Value at March 31, 2022
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	$760,532	$–	$–	$–	$–	$(44,118)	$716,414
Total	$760,532	$–	$–	$–	$–	$(44,118)	$716,414

Security	Value at December 31, 2021	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change In Unrealized App(Dep)	Value at March 31, 2022
Alger Large Cap Growth Portfolio
Common Stocks
Alger 35 ETF	$7,428,395	$–	$–	$–	$–	$(829,796)	$6,598,599
Alger 35 Fund, Cl. Z	7,920,278	–	–	–	–	(889,353)	7,030,925
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	3,042,128	–	–	–	–	(176,472)	2,865,656
Total	$18,390,801	$–	$–	$–	$–	$(1,895,621)	$16,495,180

Security	Value at December 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change In Unrealized App(Dep)	Value at March 31, 2022
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Cap 40 ETF	$6,463,654		$–	$–	$–	$–	$(950,004)	$5,513,650
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	–	*	–	–	–	–	–	–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	1,400,980		–	–	–	–	(81,270)	1,319,710
Crosslink Ventures Capital LLC, Cl. B	548,301		–	–	–	–	(34,541)	513,760
Total	$8,412,935		$–	$–	$–	$–	$1,065,815)	$7,347,120

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Value at December 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change In Unrealized App(Dep)	Value at March 31, 2022
Alger Weatherbie Specialized Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Total	$–		$–	$–	$–	$–	$–	$–

Security	Value at December 31, 2021		Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change In Unrealized App(Dep)	Value at March 31, 2022
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$–	*	$–	$–	$–	$–	$–	$–	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	2,241,568		–	–	–	–	(130,032)	2,111,536
Crosslink Ventures Capital LLC, Cl. B	506,124		–	–	–	–	(31,884)	474,240
Total	$2,747,692		$–	$–	$–	$–	$(161,916)	$2,585,776

* Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of March 31, 2022.